FEDERATED EQUITY INCOME FUND II
(A Portfolio of Federated Insurance Series)

Supplement to Prospectus dated April 20, 2000


     On page 8 of the prospectus under the section entitled "The Fund's Portfolio Managers are:", please delete the biography of Steven J. Lehman in its entirety and replace with the following:

 "DAVID P. GILMORE

     David P. Gilmore has been the Fund's Portfolio Manager since August 2000. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of the Fund's Adviser in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University."

     Linda A. Duessel remains a Portfolio Manager of the fund.





                                                                 August 23, 2000






Cusip 313916801
25628  (8/00)












FEDERATED QUALITY BOND FUND II
(A Portfolio of Federated Insurance Series)

Supplement to Prospectus dated April 20, 2000


     On page 9 of the prospectus please delete the biography of John T. Gentry in its entirety and replace with the following:

 "CHRISTOPHER J. SMITH

     Christopher J. Smith has been the Fund's Portfolio Manager since August 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky."

     Joseph M. Balestrino and Susan M. Nason remain as Portfolio Managers of the fund.





                                                                 August 23, 2000






Cusip 313916884
25631  (8/00)










FEDERATED SMALL CAP STRATEGIES FUND II
(A Portfolio of Federated Insurance Series)

Supplement to Prospectus dated April 20, 2000


     On  page 9 of  the  prospectus  under  the  section  entitled  "The  Fund's
Portfolio Managers are:", please delete the biography of Grant K. McKay and insert the following:

 "JAMES E. GREFENSTETTE

     James E. Grefenstette has been the Fund's Portfolio Manager since August 2000. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager since 1994. Mr. Grefenstette became a Senior Vice President of the Fund's Adviser in January 2000. He served as a Vice President of the Fund's Adviser from 1996 through 1999 and was an Assistant Vice President of the Fund's Adviser from 1994 until 1996. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University."


     Aash M. Shah and Bernard J. Picchi remain as Portfolio Managers of the fund.





                                                                 August 23, 2000






Cusip 313916876
25632  (8/00)











FEDERATED INTERNATIONAL SMALL COMPANY FUND II
(A Portfolio of Federated Insurance Series)

Supplement to the Prospectus dated April 17, 2000

     On page 6 of the prospectus, please add the biographies of Regina Chi and Stephen F. Auth to the section entitled "The Fund's Portfolio Managers are:"

     "Regina Chi has been the Fund's Portfolio Manager since August 2000. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst and became an Assistant Vice President of the Fund's Adviser in July 2000. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in economics and philosophy from Columbia University.

     Stephen F. Auth has been the Fund's Portfolio Manager since August 2000. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential
Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University."

     Leonardo A. Vila and Henry A. Frantzen remain as Portfolio Managers of the Fund.

                                                                 August 23, 2000




Cusip 313916850
25630 (8/00)











FEDERATED STRATEGIC INCOME FUND II
(A Portfolio of Federated Insurance Series)

Supplement to the Prospectus dated April 20, 2000

     On page 11 of the prospectus, please add the biography of Henry A. Frantzen to the section entitled "The Fund's Portfolio Managers are:"

     "Henry A. Frantzen is the Chief Investment Officer for global and international investments. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser and has overseen the operations of the Adviser since its formation. In 1999, Mr. Frantzen became a Director of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995. Mr. Frantzen earned his bachelors degree in Business Administration from the University of North Dakota."

     Joseph M. Balestrino, Mark E. Durbiano, Robert M. Kowit, Micheal W. Casey, Ph.D. and Stephen F. Auth remain as Portfolio Managers of the Fund.

                                                                 August 23, 2000




Cusip 313916868
25633 (8/00)







FEDERATED INTERNATIONAL EQUITY FUND II
(A Portfolio of Federated Insurance Series)

Supplement to the Prospectus dated April 20, 2000

     On page 8 of the prospectus, please add the biography of John P. Quartarolo to the section entitled "The Fund's Portfolio Managers are:"

"JOHN P. QUARTAROLO

     John P. Quartarolo has been the Fund's Portfolio Manager since August 2000. Mr. Quartarolo joined Federated in December 1998 as a Senior Investment Analyst. He was promoted to Assistant Vice President of the Fund's Adviser in January 2000 and became a Vice President of the Fund's Adviser in July 2000. Mr. Quartarolo was an Assistant Vice President - Global Securities Research & Economics with Merrill Lynch & Co., Inc. from January 1996 to December 1998. From July 1993 to January 1996, he was a Ratings Analyst for Standard & Poor's. Mr. Quartarolo earned his B.B.A. from Hofstra University. Mr. Quartarolo is a Chartered Financial Analyst."

     Alex de Bethmann, Henry A. Frantzen and Stephen F. Auth remain as Portfolio Managers of the Fund.

                                                                 August 23, 2000




Cusip 313916603
25629 (8/00)









FEDERATED UTILITY FUND II
(A Portfolio of Federated Insurance Series)

Supplement to the Prospectuses dated April 20, 2000

     Please add the following language to the section entitled "Who Manages The Fund:"

     With regard to the Fund, the Adviser may delegate daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

     In addition, please add the biography of Adrian G. Davies, immediately after the biography of Stephen J. Lehman, to the section entitled "The Fund's Portfolio Managers are:"

 "Adrian G. Davies

     Adrian G. Davies has been a portfolio manager of the Fund since August 2000. Mr. Davies joined Federated in August 1999 as an Investment Analyst and was named a Senior Investment Analyst/Portfolio Manager in August 2000. Mr. Davies was an Investment Analyst /Manager with Shenyin Wanguo Securities (H.K.) Ltd. from 1994 through 1997. He completed his M.B.A. at the University of Virginia in May 1999. Mr. Davies has a B.A. from the University of California at Berkeley."

     Steven J. Lehman, Linda A. Duessel and Richard J. Lazarchic remain as Portfolio Managers of the Fund.








                                                                 August 23, 2000






Cusip 313916108
25634(8/00)